Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Comprehensive Income
Net income	$ 8,728	$ 5,753	$ 11,872
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note L)	(730)	152	(20)
Net changes related to available-for-sale securities (Note L)
Unrealized gains/(losses) arising during the period	(2)	1	(38)
Reclassification of (gains)/losses to net income		1	34
Total net changes related to available-for-sale securities	(2)	2	(3)
Unrealized gains/(losses) on cash flow hedges (Note L)
Unrealized gains/(losses) arising during the period	(136)	(58)	243
Reclassification of (gains)/losses to net income	449	(363)	102
Total unrealized gains/(losses) on cash flow hedges	313	(421)	345
Retirement-related benefit plans (Note L)
Prior service costs/(credits)	(182)	0
Net (losses)/gains arising during the period	(2,517)	682	(2,490)
Curtailments and settlements	11	19	(16)
Amortization of prior service (credits)/costs	(73)	(88)	(107)
Amortization of net (gains)/losses	2,966	2,889	2,764
Total retirement-related benefit plans	204	3,502	150
Other comprehensive income/(loss), before tax (Note L)	(215)	3,235	472
Income tax (expense)/benefit related to items of other comprehensive income (Note L)	(262)	(429)	(263)
Other comprehensive income/(loss) (Note L)	(476)	2,806	209
Total comprehensive income	$ 8,252	$ 8,559	$ 12,081